Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Electric
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Class A | Midstream
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class A | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class A | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class A | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class A | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class A | Railways
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class A | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Water
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class A | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class A | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class A | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | PPL Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | Electric
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Class C | Midstream
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class C | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class C | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class C | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class C | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class C | Railways
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class C | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Water
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class C | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class C | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class C | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | PPL Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | Electric
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Class I | Midstream
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class I | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class I | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class I | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class I | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I | Railways
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class I | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Water
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class I | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | PPL Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R | Electric
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Class R | Midstream
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class R | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class R | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class R | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class R | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class R | Railways
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class R | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | Water
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class R | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class R | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class R | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class R | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class R | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class R | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | PPL Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Z | Electric
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Class Z | Midstream
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class Z | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class Z | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class Z | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Class Z | Airports
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class Z | Railways
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class Z | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | Water
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Z | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class Z | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class Z | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class Z | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class Z | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class Z | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class Z | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Z | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Z | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | PPL Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%